CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Income and Comprehensive Income
Loss for the year	$ (6,007)	$ (13,820)
Other comprehensive income (loss)
Change in fair value of financial instruments	31
Currency translation adjustment	(234)	(533)
Comprehensive loss for the year	$ (6,210)	$ (14,353)